Impairment Explanation of initial application of IFRS 9 (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Impairment Amount based on IAS 39	₩ 260,539
Impairment Amount based on IFRS 9	267,308
Impairment Amount Effect of initial application of IFRS 9	6,769
Trade and other receivables [Member]
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Impairment Amount based on IAS 39	251,591
Impairment Amount based on IFRS 9	258,360
Impairment Amount Effect of initial application of IFRS 9	6,769
Other financial assets [Member]
Disclosure of Impairment Explanation of initial application of IFRS 9 [Line Items]
Impairment Amount based on IAS 39	8,948
Impairment Amount based on IFRS 9	₩ 8,948